S000035891 [Member] Expense Example - Wasatch Frontier Emerging Small Countries Fund	Sep. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 199
Expense Example, with Redemption, 3 Years	702
Expense Example, with Redemption, 5 Years	1,232
Expense Example, with Redemption, 10 Years	2,684
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	1,276
Expense Example, with Redemption, 10 Years	$ 2,808